Other income and expenses (Tables)	12 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Disclosure of other income and expenses	Other income and expenses consist of the following:

		For the fiscal year ended March 31,
(In millions)	Notes	2023	2024	2025
Other income
Gain on sale of crypto assets held (non-current assets)		¥16	¥123	¥1
Gain on sale of non-major line of business(1)		—	300	—
Exchange gain		12	—	0
Other		17	14	21
Total		¥45	¥437	¥22

Other expenses
Impairment loss of crypto assets held (non-current assets)	13	¥69	¥—	¥13
Impairment loss of intangible assets	17	9	—	—
Loss on sales and disposals of intangible assets	17	37	39	34
Loss on sale of crypto assets (non-current assets)		28	—	—
Loss on sale of subsidiary stock		5	—	—
Lease contract cancellation penalty		—	44	—
Termination benefits		1	39	—
Exchange loss		—	8	42
Other		16	23	16
Total		¥165	¥153	¥105
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(1) The Company sold the Sharely business and recorded a gain of ¥300 million in “Other income” in the consolidated statement of profit or loss and other comprehensive income for the year ended March 31, 2024. The
Company evaluated the disposal of the Sharely business in accordance with IFRS 5, Non-current Assets Held for
Sales and Discontinued Operations, and determined that it did not meet the definition of discontinued operations as it did not represent a separate major line of business.